NOTE 22: COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
Note 22 Commitments And Contingencies
COMMITMENTS AND CONTINGENCIES

Commitments

	Total	Within 1 year	2 - 5 years	Greater than 5 years
Maturity analysis of financial liabilities
Accounts payables and accrued liabilities	$1,554,892	$1,554,892	$–	$–
Notes payable	760,715	610,444	150,271	–
Convertible debentures payable	274,466	274,466	–	–
Secured loan payable	717,460	717,460	–	–
	3,307,533	3,157,262	150,271	–

Commitments
Future operating commitments	180,696	146,036	34,660	–

Total financial liabilities and commitments	$3,488,229	$3,303,298	$184,931	$–

A summary of undiscounted liabilities and future operating commitments at December 31, 2018, are as follows:

Various tax and legal matters are outstanding from time to time. In the event that management’s estimate of the future resolution of these matters changes, the Company will recognize the effects of these changes in the consolidated financial statements in the period such changes occur.

Contingent liabilities

The Company is involved in a number of legal actions with the former President and director of its subsidiary companies (the “Litigant”) following the termination for cause of the Litigant in June 2016.

In one action, as the Litigant refused to comply with the termination, the Company received a temporary restraining order (“TRO”) requiring the Litigant to comply with the termination and cease using company property. Later, following a full evidentiary hearing, the court issued a preliminary injunction consistent with the TRO. In June 2017, the Litigant, filed counterclaims against the Company and its subsidiaries. The Litigant’s counterclaims broadly allege that his written agreements with the Company and its subsidiaries were induced by fraud or mistake. He claims he believed he was promised that he would own 50% of the Company in perpetuity, and that his lack of control over the Company and its subsidiaries has caused him economic harm in the amount of $10 million. The Litigant seeks money damages or rescission of the agreements.

In a second action, the Litigant filed a lawsuit on behalf of The Hemp and Cannabis Foundation (“THCF”) for rescission of an agreement whereby THCF sold a parcel of residential real estate to one of the subsidiaries, The Hemp and Cannabis Company (“THCC”). In that case, THCF claims THCC has failed to make payments on a note. THCF’s lawyer has withdrawn, and THCF has not hired replacement counsel.

The Company and its subsidiaries are prosecuting their claims against the Litigant, and are vigorously defending against all of his counterclaims and no liability has been recognized in the consolidated financial statements.

On April 23, 2019, both actions were ordered dismissed without prejudice.